AB Municipal Income Shares

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.1%
Long-Term Municipal Bonds – 102.1%
Alabama – 2.0%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$11,645	$13,521,355
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2036-02/01/2041	10,000	11,556,490
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039-02/01/2046	28,280	35,024,813
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	13,350	14,561,063
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.) Series 2012 5.00%, 12/01/2031	3,000	3,040,476
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group) Series 2016A 5.00%, 12/01/2031	10,000	10,134,920
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	41,175	48,592,676

		136,431,793

Alaska – 0.2%
Northern Tobacco Securitization Corp. Series 2021B Zero Coupon, 06/01/2066	10,750	2,433,174
State of Alaska International Airports System Series 2016B 5.00%, 10/01/2033-10/01/2034	9,000	10,653,041

		13,086,215

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 09/01/2035	3,235	3,830,410
Series 2018 7.125%, 09/01/2038(a)	8,315	11,009,070

		14,839,480

	Principal Amount (000)	U.S. $ Value

Arizona – 2.4%
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	$15,361	$17,667,896
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	16,870	20,380,998
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2049-06/01/2054	4,285	5,265,402
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2030(a)	1,250	1,388,640
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051	1,100	1,162,636
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	3,670	3,803,320
City of Glendale AZ (City of Glendale AZ COP) 2.442%, 01/07/2032(b)	5,000	5,131,866
2.642%, 01/07/2034(b)	6,795	6,972,160
2.742%, 01/07/2035(b)	10,000	10,272,532
2.842%, 01/07/2036(b)	13,000	13,370,998
Series 2021 2.542%, 01/07/2033(b)	5,000	5,129,040
City of Tempe AZ 2.321%, 01/07/2034(b)	10,500	10,616,721
2.421%, 01/07/2035(b)	10,325	10,461,899
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,086,282
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,963,094
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	4,227,725
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) 5.00%, 07/01/2049-07/01/2055(a)	10,590	11,657,780
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	19,500	23,586,428
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 05/01/2025	50	51,577

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) 5.00%, 12/01/2032	$4,805	$6,434,657
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	1,185	1,288,056
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	1,065	1,189,256

		164,108,963

Arkansas – 0.2%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) 5.00%, 09/01/2044	12,500	15,661,021

California – 8.9%
Abag Finance Authority for Nonprofit Corps. (Covia Communities) Series 2011 6.125%, 07/01/2041	100	100,343
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2034-10/01/2037	26,130	30,989,143
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2031	1,460	1,619,944
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2027 (Pre-refunded/ETM)	1,000	1,082,355
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021A 4.00%, 02/01/2056(a)	8,200	9,391,074
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	39,600	44,936,841
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033-04/01/2034	8,210	9,499,007
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 04/01/2031-04/01/2042	2,000	2,407,750
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/2042	100	101,200
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2037	1,700	2,065,758

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 4.00%, 04/01/2044	$12,500	$14,875,780
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022A 4.00%, 05/15/2051(c)	13,000	15,106,350
California Housing Finance Series 2019-2 4.00%, 03/20/2033	14,982	17,822,781
California Housing Finance Series 2021-1, Class A 3.50%, 11/20/2035	9,470	11,280,898
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020B 4.00%, 11/01/2045-11/01/2050	1,710	2,023,099
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2039-05/15/2040	3,030	3,781,002
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 01/01/2032(a)	1,000	1,008,160
Series 2014 5.00%, 01/01/2035	1,085	1,092,603
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2043	3,625	4,446,434
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 08/01/2047	1,025	1,051,382
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 06/01/2034	1,200	1,278,910
7.25%, 06/01/2043	2,075	2,211,014
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 06/01/2043	695	711,967
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	4,675	4,925,136
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	785	865,592

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (Enso Village) 2.125%, 11/15/2027(a)	$2,500	$2,536,221
2.375%, 11/15/2028(a)	3,000	3,050,776
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2056(a)	8,850	9,849,621
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 08/01/2034(a)	3,000	3,324,272
California State University 2.719%, 01/11/2052(b)	5,000	5,051,437
Series 2021-B 2.374%, 01/11/2035(b)	10,000	10,239,625
California Statewide Communities Development Authority Series 2012A 6.00%, 10/01/2047 (Pre-refunded/ETM)	250	266,868
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	530	554,255
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2038-12/01/2048(a)	7,440	8,841,238
Series 2016A 5.00%, 12/01/2041(a)	6,160	6,984,311
5.25%, 12/01/2056(a)	12,590	14,261,238
Series 2018A 5.00%, 12/01/2033(a)	1,350	1,616,795
5.50%, 12/01/2058(a)	17,615	21,063,332
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/2044(a)	1,200	1,303,742
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.25%, 07/01/2049(a)	1,125	1,230,695
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/2041	100	102,296
City of Los Angeles Department of Airports 5.00%, 05/15/2036-05/15/2044(b)	25,415	32,303,131

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	$950	$1,110,834
City of San Buenaventura CA Series 2011 7.50%, 12/01/2041 (Pre-refunded/ETM)	100	102,397
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) 4.00%, 10/01/2056(a)	15,200	16,930,996
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021A 3.125%, 08/01/2056(a)	6,500	6,665,904
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) 4.00%, 09/01/2056(a)	5,000	5,574,741
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) 3.00%, 12/01/2056	7,000	7,275,491
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021A2 4.00%, 07/01/2056(a)	25,950	28,392,121
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	82,290	84,960,804
5.25%, 06/01/2047	2,400	2,484,857
Hastings Campus Housing Finance Authority Series 2020A 5.00%, 07/01/2061	24,625	29,558,557
M-S-R Energy Authority (Citigroup, Inc.) Series 2009B 6.50%, 11/01/2039	17,685	29,521,721
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2030-08/01/2040	6,215	7,295,350
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2039	3,990	4,703,954
Series 2017 5.00%, 11/01/2042	3,375	4,057,297
Sacramento County Water Financing Authority NATL Series 2007B 0.66% (LIBOR 3 Month + 0.57%), 06/01/2039(d)	33,680	33,644,818
San Francisco City & County Airport Comm Series 2020E 5.00%, 05/01/2038(b)	11,000	14,166,344

	Principal Amount (000)	U.S. $ Value

San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2031	$1,000	$1,039,571
San Francisco Intl Airport Series 2020E 5.00%, 05/01/2037(b)	8,525	11,003,362
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 01/15/2044	1,450	1,639,489
Series 2014B 5.25%, 01/15/2044	1,000	1,128,962
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036-12/01/2043	1,685	1,732,047
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Zero Coupon, 06/01/2060	3,000	758,064
Tobacco Securitization Authority of Southern California Zero Coupon, 06/01/2054	10,480	2,088,920
5.00%, 06/01/2039	1,555	2,006,275

		605,097,252

Colorado – 2.6%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,000	5,294,915
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	689,080
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2031	7,180	9,068,392
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) 5.00%, 02/01/2051-02/01/2061(a)	2,435	2,714,528
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	8,295	9,799,254
5.00%, 08/01/2044(b)	74,345	93,209,165
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015B 5.00%, 09/01/2030	1,150	1,325,075
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2049	7,050	8,935,085
Copper Ridge Metropolitan District 5.00%, 12/01/2039-12/01/2043	3,660	3,894,973

	Principal Amount (000)	U.S. $ Value

Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) 5.375%, 01/01/2041(a)	$19,590	$20,061,314
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,500	1,543,671
Pueblo Urban Renewal Authority 4.75%, 12/01/2045(a)	8,010	9,247,582
Regional Transportation District (Denver Transit Partners LLC) 4.00%, 07/15/2034-07/15/2035	2,180	2,669,477
5.00%, 01/15/2032	2,300	3,061,742
STC Metropolitan District No. 2 Series 2019A 5.00%, 12/01/2038-12/01/2049	1,940	2,126,143
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020A 4.25%, 12/01/2050	2,250	2,523,137
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2038-12/01/2047	2,000	2,121,789
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	805	863,363
5.00%, 12/01/2033-12/01/2050	805	1,022,373

		180,171,058

Connecticut – 2.5%
City of New Haven CT AGM Series 2019A 5.00%, 08/01/2039	1,650	2,084,326
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 4.00%, 07/01/2036-07/01/2038	3,850	4,562,494
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015L 5.00%, 07/01/2045	5,750	6,519,333
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017I-1 5.00%, 07/01/2035-07/01/2037	2,095	2,523,161
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016A 5.00%, 09/01/2046-09/01/2053(a)	2,475	2,775,614
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) 4.00%, 07/01/2044	10,710	12,055,264
5.00%, 07/01/2033-07/01/2034	765	947,398

	Principal Amount (000)	U.S. $ Value

Series 2019 4.00%, 07/01/2049	$7,325	$8,212,703
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) 5.00%, 07/01/2034	1,000	1,183,201
Series 2018K-1 5.00%, 07/01/2028-07/01/2038	7,090	8,370,066
State of Connecticut Series 2013E 5.00%, 08/15/2031(b)	1,000	1,092,739
Series 2015F 5.00%, 11/15/2032	2,875	3,401,833
Series 2016A 5.00%, 03/15/2032	8,165	9,758,650
Series 2016E 5.00%, 10/15/2028-10/15/2034(b)	12,845	15,707,408
Series 2016F 5.00%, 10/15/2031(b)	10,205	12,454,837
Series 2017A 5.00%, 04/15/2029-04/15/2034(b)	27,825	34,191,274
Series 2018A 5.00%, 04/15/2034-04/15/2037	7,930	9,957,231
Series 2018C 5.00%, 06/15/2031-06/15/2038	7,490	9,473,764
Series 2018E 5.00%, 09/15/2037	1,035	1,311,161
Series 2020A 5.00%, 01/15/2040	8,300	10,727,191
Series 2020C 4.00%, 06/01/2035-06/01/2038	3,775	4,610,130
State of Connecticut Special Tax Revenue Series 2012 5.00%, 01/01/2031	5,000	5,322,300
Series 2020 5.00%, 05/01/2038-05/01/2040	4,530	5,913,366

		173,155,444

Delaware – 0.1%
Delaware State Economic Development Authority Series 2014 5.00%, 09/01/2044 (Pre-refunded/ETM)	1,125	1,284,255
5.00%, 09/01/2049 (Pre-refunded/ETM)	1,315	1,501,151
Delaware State Economic Development Authority (Newark Charter School, Inc.) 5.00%, 09/01/2050	1,125	1,404,382
Series 2012 5.00%, 09/01/2042	1,310	1,338,175

		5,527,963

District of Columbia – 0.7%
District of Columbia Series 2012 5.00%, 06/01/2042 (Pre-refunded/ETM)	1,420	1,510,922

	Principal Amount (000)	U.S. $ Value

District of Columbia (Friendship Public Charter School, Inc.) Series 2016A 5.00%, 06/01/2041-06/01/2046	$1,900	$2,169,722
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042-07/01/2048	8,580	10,197,545
Series 2017B 5.00%, 07/01/2037	1,465	1,766,263
District of Columbia (Rocketship DC Obligated Group) Series 2021 5.00%, 06/01/2051-06/01/2061(a)	2,000	2,364,307
District of Columbia Tobacco Settlement Financing Corp. Zero Coupon, 06/15/2055	182,000	17,486,524
Metropolitan Washington Airports Authority Series 2018A 5.00%, 10/01/2048	7,400	9,266,569
Series 2020A 4.00%, 10/01/2035-10/01/2039	3,750	4,544,605

		49,306,457

Florida – 5.8%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/2046	435	468,538
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	1,000	1,136,523
Bexley Community Development District Series 2016 4.875%, 05/01/2047	1,000	1,082,759
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	1,511,997
6.00%, 07/01/2045-07/01/2050(a)	4,110	4,433,230
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2026-10/01/2033	5,700	7,087,866
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	1,377,093
Capital Trust Agency, Inc. (Educational Growth Fund LLC) 5.00%, 07/01/2056(a)	6,650	7,921,021
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) 5.00%, 06/01/2045-06/01/2055(a)	3,865	4,202,384
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) 4.00%, 11/01/2039-11/01/2045	11,325	13,170,872
5.00%, 11/01/2050	8,230	10,177,405

	Principal Amount (000)	U.S. $ Value

City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 09/01/2037-09/01/2042	$2,350	$2,439,075
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040	5,610	6,396,049
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037-08/15/2047(b)	14,530	17,986,321
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) 5.00%, 12/01/2055	3,535	4,024,988
Series 2015A 5.00%, 12/01/2044	1,200	1,356,740
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2036-09/01/2049	6,580	3,286,612
County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	2,170	2,534,899
5.00%, 10/01/2038-10/01/2044	6,095	7,733,992
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) 5.00%, 10/01/2042-10/01/2047	7,880	9,562,321
County of Lake FL (Waterman Communities, Inc.) 5.75%, 08/15/2050-08/15/2055	8,105	9,311,104
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033(b)	10,000	11,336,570
Series 2015A 5.00%, 10/01/2031	1,100	1,282,935
Series 2017B 5.00%, 10/01/2040	9,025	11,013,963
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2035-10/01/2039	6,045	3,846,588
County of Palm Beach FL (Provident Group-PBAU Properties LLC) 5.00%, 04/01/2039-04/01/2051(a)	4,030	4,663,696
Florida Development Finance Corp. (Brightline Trains Florida LLC) 7.375%, 01/01/2049(a)	4,000	4,416,918
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020A 5.00%, 06/15/2040-06/15/2055(a)	8,150	9,495,730

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) 5.25%, 06/01/2050-06/01/2055(a)	$10,500	$12,457,878
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) 4.00%, 10/01/2037	1,000	1,135,373
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 03/01/2044-03/01/2049	7,965	9,552,512
Florida Municipal Power Agency Series 2021 1.425%, 10/01/2026	2,700	2,733,393
Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(b)	15,000	18,976,026
Series 2017A 5.00%, 10/01/2031-10/01/2036(b)	15,500	19,113,388
Series 2019A 5.00%, 10/01/2036-10/01/2054(b)	13,500	17,066,743
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) 6.00%, 04/01/2038	1,530	762,613
6.25%, 04/01/2049	1,820	906,505
Lakewood Ranch Stewardship District Series 2018 5.30%, 05/01/2039	1,000	1,168,380
5.45%, 05/01/2048	1,525	1,766,661
Manatee County School District (Manatee County School District Sales Tax) AGM Series 2017 5.00%, 10/01/2030	2,700	3,339,710
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015A 5.00%, 05/01/2032	1,565	1,674,033
Martin County Health Facilities Authority Series 2012 5.50%, 11/15/2042 (Pre-refunded/ETM)	1,350	1,370,684
Miami Beach Health Facilities Authority Series 2012 5.00%, 11/15/2029 (Pre-refunded/ETM)	2,885	3,065,480
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	2,000	2,227,867
Miami-Dade County Expressway Authority Series 2014A 5.00%, 07/01/2034	4,000	4,510,671
Mid-Bay Bridge Authority Series 2015A 5.00%, 10/01/2028-10/01/2040	3,600	4,141,960
Series 2015C 5.00%, 10/01/2035-10/01/2040	2,750	3,124,305

	Principal Amount (000)	U.S. $ Value

North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	$21,590	$25,439,831
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020B 5.00%, 11/15/2042	1,000	1,227,557
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 5.00%, 06/01/2055	2,880	3,140,657
Series 2020 2.625%, 06/01/2025	2,045	2,110,945
Pinellas County Industrial Development Authority 5.00%, 07/01/2039	1,955	2,369,398
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	4,000	5,148,966
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) 4.00%, 08/01/2055	5,300	6,045,256
Tampa Florida Hospitals 5.00%, 07/01/2050(b)	18,325	23,118,941
Town of Davie FL Series 2013A 5.625%, 04/01/2043 (Pre-refunded/ETM)	3,765	4,108,172
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	24,650	29,752,730
Village Community Development District No. 13 3.00%, 05/01/2029	995	1,070,695
3.375%, 05/01/2034	1,490	1,630,392
3.50%, 05/01/2051(a)	5,000	5,260,622
3.55%, 05/01/2039	2,600	2,831,268
3.70%, 05/01/2050	9,930	10,709,635
Volusia County School Board (Volusia County School Board COP) Series 2014B 5.00%, 08/01/2031	1,625	1,843,745

		398,161,181

Georgia – 1.6%
Cedartown Polk County Hospital Authority Series 2016 5.00%, 07/01/2039 (Pre-refunded/ETM)	4,000	4,863,457
City of Atlanta GA Department of Aviation Series 2012A 5.00%, 01/01/2031	1,390	1,418,143
Series 2014A 5.00%, 01/01/2033	1,820	2,022,360
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031(b)	2,500	3,001,377

	Principal Amount (000)	U.S. $ Value

Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016A 5.00%, 07/01/2032(b)	$2,000	$2,396,676
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032-07/01/2037(b)	10,855	13,301,089
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034-07/01/2036(b)	10,710	12,770,882
George L Smith II Congress Center Authority (Signia Hotel Management LLC) 4.00%, 01/01/2054	1,485	1,730,791
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043-08/01/2047	12,680	15,156,743
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	12,175	13,048,165
Series 2018C 4.00%, 08/01/2048	12,245	13,214,858
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	9,285	11,405,413
Series 2019 5.00%, 01/01/2038-01/01/2056	7,675	9,453,740
Private Colleges & Universities Authority (Corp of Mercer University (The)) 4.00%, 10/01/2050	2,700	3,216,962

		107,000,656

Guam – 0.8%
Guam Government Waterworks Authority Series 2020A 5.00%, 01/01/2050	3,925	4,853,862
Territory of Guam Series 2019 5.00%, 11/15/2031	2,165	2,546,757
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	9,015	10,703,292
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	6,420	6,548,505
Series 2015D 5.00%, 11/15/2032-11/15/2035	25,505	29,357,789

		54,010,205

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.1%
City & County of Honolulu HI Series 2022A 5.00%, 11/01/2027-11/01/2028(c)	$6,500	$7,837,810

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 02/01/2036	200	200,668

Illinois – 10.2%
Chicago Board of Education Series 2012A 5.00%, 12/01/2042	5,630	5,903,997
Series 2015C 5.25%, 12/01/2035-12/01/2039	10,315	11,615,699
Series 2015E 5.125%, 12/01/2032	1,000	1,129,583
Series 2016A 7.00%, 12/01/2044	1,400	1,727,117
Series 2016B 6.50%, 12/01/2046	1,900	2,385,983
Series 2017G 5.00%, 12/01/2034	4,150	5,082,605
Series 2017H 5.00%, 12/01/2036-12/01/2046	5,795	6,997,252
Series 2018A 5.00%, 12/01/2026-12/01/2028	17,705	22,054,516
Series 2019A 5.00%, 12/01/2029-12/01/2030	6,070	7,867,577
Series 2019B 5.00%, 12/01/2030-12/01/2033	3,100	3,991,235
Series 2021A 5.00%, 12/01/2036-12/01/2040	7,490	9,649,385
Chicago O’Hare International Airport Series 2015C 5.00%, 01/01/2034	1,665	1,908,328
Series 2016B 5.00%, 01/01/2034(b)	5,000	5,929,696
Series 2016C 5.00%, 01/01/2035-01/01/2038(b)	9,250	10,952,507
Series 2017B 5.00%, 01/01/2035-01/01/2037(b)	33,445	40,654,111
Series 2018B 5.00%, 01/01/2053	6,000	7,426,654
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033-07/01/2048	7,145	8,615,405
Chicago Transit Authority Series 2011 5.25%, 12/01/2023 (Pre-refunded/ETM)	4,285	4,358,161
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020A 4.00%, 12/01/2050(b)	12,340	14,401,688

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Sales Tax Receipts Fund Series 2020A 5.00%, 12/01/2045-12/01/2055(b)	$11,000	$13,734,538
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	1,050	834,194
Illinois Finance Authority Series 2015 5.25%, 05/15/2050 (Pre-refunded/ETM)	2,000	2,359,710
Illinois Finance Authority (Acero Charter Schools Inc Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,250	1,410,117
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2041	2,835	3,440,153
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035-09/01/2041	4,280	4,953,579
5.00%, 09/01/2036-09/01/2040	3,495	4,368,348
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) 5.125%, 05/15/2060	3,515	3,533,738
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017A 5.00%, 08/01/2042-08/01/2047	3,000	3,537,287
Series 2017C 5.00%, 08/01/2046	1,000	1,177,409
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2035	4,750	5,539,507
Illinois State Toll Highway Authority Series 2015A 5.00%, 01/01/2031-01/01/2032	3,125	3,668,819
Series 2015B 5.00%, 01/01/2036	2,850	3,372,653
Series 2016A 5.00%, 12/01/2032	7,000	8,310,509
Series 2016B 5.00%, 01/01/2041	3,450	4,121,080
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2051	20,785	11,098,345
Series 2015B 5.00%, 12/15/2045	13,300	15,284,505
Series 2017B Zero Coupon, 12/15/2054	9,850	4,164,951
Series 2020 5.00%, 06/15/2050	47,895	59,831,885
State of Illinois 5.00%, 11/01/2032	5,245	6,212,616
5.50%, 05/01/2030	2,750	3,699,915
5.75%, 05/01/2045	2,500	3,288,643
Series 2010 7.35%, 07/01/2035	12,865	16,946,298

	Principal Amount (000)	U.S. $ Value

Series 2012 5.00%, 08/01/2025	$1,300	$1,361,426
Series 2014 5.00%, 05/01/2023-05/01/2031	14,800	16,255,665
Series 2016 5.00%, 02/01/2024-11/01/2035	35,595	42,812,862
Series 2017A 5.00%, 12/01/2025-12/01/2034	14,795	17,965,371
Series 2017C 5.00%, 11/01/2029	29,335	36,061,278
Series 2017D 5.00%, 11/01/2024-11/01/2028	73,540	88,607,596
Series 2018A 5.00%, 10/01/2027-05/01/2030	24,750	30,795,270
Series 2018B 5.00%, 10/01/2026	5,000	6,066,860
Series 2019B 4.00%, 11/01/2033-11/01/2037	42,795	50,460,997
5.00%, 11/01/2030	8,225	10,562,728
Series 2020B 5.00%, 10/01/2030-10/01/2031	4,100	5,378,080
Series 2021A 5.00%, 03/01/2035-03/01/2046	18,700	24,031,708
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016A 4.50%, 03/01/2033	3,578	3,716,637
Series 2016B 7.00%, 03/01/2033	1,631	1,690,128
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	620	649,665
5.00%, 03/01/2036	2,960	3,131,502
Series 2015B 6.00%, 03/01/2036	889	954,743

		698,042,814

Indiana – 1.0%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	4,711,472
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.125%, 08/15/2027	1,000	1,003,466
5.50%, 08/15/2045	2,225	2,232,761
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 03/01/2030	1,000	1,124,071
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2040-07/01/2048	10,970	11,886,590

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Ohio Valley Electric Corp.) 3.00%, 11/01/2030	$4,790	$5,283,395
Series 2020 3.00%, 11/01/2030	6,935	7,649,341
Series 2020A 3.00%, 11/01/2030	7,290	8,040,908
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	25,795	25,033,395

		66,965,399

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	6,405	7,053,464
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018A 5.00%, 05/15/2043-05/15/2048	11,000	12,820,261
Iowa Higher Education Loan Authority (Simpson College) 5.50%, 11/01/2051	7,160	8,086,201
Iowa Tobacco Settlement Authority Series 2021A 4.00%, 06/01/2049	4,000	4,702,675

		32,662,601

Kansas – 0.2%
Overland Park Development Corp. (City of Overland Park KS) 5.00%, 03/01/2035-03/01/2049	13,035	13,638,480
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	1,700	1,794,598

		15,433,078

Kentucky – 2.0%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2035	930	1,082,645
County of Trimble KY (Louisville Gas and Electric Co.) 1.30%, 09/01/2044	8,500	8,631,259
Kentucky Economic Development Finance Authority Series 2019A 5.00%, 08/01/2044(b)	1,065	1,335,269
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2034-08/15/2046(b)	15,780	19,152,247

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038-08/01/2039	$2,135	$2,518,140
5.00%, 08/01/2044-08/01/2049(b)	12,700	15,870,113
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,710,425
5.50%, 11/15/2045	1,000	1,015,507
Series 2016A 5.00%, 05/15/2046-05/15/2051	3,100	3,188,367
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) 5.25%, 06/01/2050	21,590	24,241,515
Series 2017A 5.00%, 06/01/2031-06/01/2045	21,375	25,208,090
5.25%, 06/01/2041	6,750	8,077,220
Series 2017B 5.00%, 06/01/2040	5,000	5,878,406
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	1,750	1,822,894
5.75%, 11/15/2045	3,350	3,472,936
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) 5.00%, 10/01/2047	1,965	2,571,366
Series 2016 5.00%, 10/01/2033	8,205	9,846,029
Series 2020A 5.00%, 10/01/2038	965	1,229,212

		136,851,640

Louisiana – 1.4%
Jefferson Sales Tax District AGM Series 2017B 5.00%, 12/01/2034-12/01/2036	3,400	4,266,933
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.00%, 11/15/2035	2,100	2,326,403
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034-10/01/2044(b)	27,600	33,506,504
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	10	12,051

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039(e) (f)	$2,750	$28
Series 2014A 7.50%, 07/01/2023(e) (f)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) 5.00%, 07/01/2059	10,270	12,733,952
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042-07/01/2057	17,565	20,872,223
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2043	1,000	1,191,525
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	7,375	9,959,081
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	4,855	4,971,232
Series 2019 2.10%, 06/01/2037	2,465	2,557,743
2.20%, 06/01/2037	3,700	3,888,600
Port New Orleans Board of Commissioners Series 2013B 5.00%, 04/01/2029 (Pre-refunded/ETM)	540	581,269
5.00%, 04/01/2031 (Pre-refunded/ETM)	1,000	1,076,424

		97,943,981

Maine – 0.3%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	4,630	5,283,214
Series 2018R-2 4.375%, 08/01/2035(a)	1,700	1,914,860
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018A 5.00%, 07/01/2043-07/01/2048	9,620	11,809,467

		19,007,541

Maryland – 1.1%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	1,000	1,132,899
City of Baltimore MD (Harbor Point Special Taxing District) 3.625%, 06/01/2046(a)	1,750	1,847,022
Series 2019B 3.875%, 06/01/2046(a)	300	304,465

	Principal Amount (000)	U.S. $ Value

County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020C 4.00%, 07/01/2050	$2,615	$2,991,690
Maryland Economic Development Corp. 4.00%, 09/01/2040-09/01/2050	4,750	5,523,759
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,738,071
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) 4.00%, 07/01/2036-07/01/2040	9,880	11,749,646
5.00%, 07/01/2046	22,040	27,928,678
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020B 4.00%, 04/15/2036-04/15/2040(b)	16,530	19,907,930

		75,124,160

Massachusetts – 0.6%
Massachusetts Development Finance Agency Series 2012A 5.25%, 07/01/2042 (Pre-refunded/ETM)	5,000	5,231,608
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2047	2,220	2,593,490
Series 2017A 5.00%, 01/01/2040	670	810,103
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2043	1,760	2,077,203
Massachusetts Development Finance Agency (Lasell University) 4.00%, 07/01/2027-07/01/2029	915	1,085,556
Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	2,360	2,942,120
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016I 5.00%, 07/01/2031-07/01/2041	3,850	4,557,236
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041-07/01/2046	3,980	4,734,984
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2013G 5.00%, 07/01/2037	2,550	2,771,415

	Principal Amount (000)	U.S. $ Value

AGM Series 2019A 5.00%, 07/01/2036	$1,000	$1,245,007
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(a)	10,525	10,208,142
Series 2017A 7.75%, 12/01/2044(a)	4,425	4,390,961

		42,647,825

Michigan – 2.4%
City of Detroit MI 5.00%, 04/01/2038	2,135	2,527,722
5.50%, 04/01/2045-04/01/2050	3,860	4,864,570
Series 2014B 4.00%, 04/01/2044	10,000	9,723,352
Series 2018 5.00%, 04/01/2033-04/01/2034	2,250	2,688,352
Series 2021A 5.00%, 04/01/2038-04/01/2046	3,130	3,887,220
City of Detroit MI Sewage Disposal System Revenue Series 2012A 5.00%, 07/01/2032 (Pre-refunded/ETM)	4,400	4,597,953
5.25%, 07/01/2039 (Pre-refunded/ETM)	4,825	5,053,059
Detroit City School District Series 2012A 5.00%, 05/01/2031	120	124,325
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2032-11/01/2037	1,655	1,821,332
Great Lakes Water Authority Water Supply System Revenue Series 2016A 5.00%, 07/01/2046	1,025	1,215,707
Series 2016D 5.00%, 07/01/2036	25,210	30,382,873
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) 5.00%, 05/15/2037-05/15/2055	7,960	9,071,835
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group) Series 2016 4.00%, 05/15/2031-05/15/2036(b)	20,100	22,573,095
Michigan Finance Authority Series 2014 5.00%, 06/01/2034 (Pre-refunded/ETM)	2,000	2,274,217
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D-4 5.00%, 07/01/2029-07/01/2034	2,100	2,377,365
Series 2015D-1 5.00%, 07/01/2034	2,000	2,332,833
Series 2015D-2 5.00%, 07/01/2034	3,400	3,965,817

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	$3,850	$4,685,104
Series 2019A 5.00%, 11/15/2048	6,635	8,424,397
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020A 4.00%, 06/01/2049	5,000	5,860,907
Series 2020B Zero Coupon, 06/01/2065	16,665	2,269,968
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2031-07/01/2033	7,950	8,635,075
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048	8,600	10,435,057
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008C Zero Coupon, 06/01/2058	116,850	6,046,625
Wayne State University Series 2018A 5.00%, 11/15/2043	4,000	4,937,381

		160,776,141

Minnesota – 0.1%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2054	1,000	1,078,463
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018A 5.00%, 02/15/2043-02/15/2048	2,925	3,565,225
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) 5.00%, 09/01/2040	1,390	1,698,418
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/2045	1,900	2,280,303

		8,622,409

Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036-09/01/2046	19,910	23,612,813
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) 4.00%, 01/01/2037	720	839,284
5.00%, 01/01/2035	1,230	1,554,905

		26,007,002

	Principal Amount (000)	U.S. $ Value

Missouri – 1.2%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	$2,925	$3,452,762
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016A 5.00%, 02/01/2046	1,000	1,132,478
Series 2019 4.00%, 02/01/2042-02/01/2048	37,870	43,285,921
5.00%, 02/01/2042-02/01/2048	3,220	3,955,999
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	3,125	3,246,679
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 5.75%, 11/15/2036(g)	1,460	511,730
6.00%, 11/15/2046-11/15/2051(g)	8,365	2,931,933
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2014A 5.25%, 08/15/2039	620	678,630
Series 2016A 5.00%, 08/15/2036-08/15/2046	3,060	3,367,801
Series 2018 5.00%, 08/15/2042	6,940	7,850,526
Series 2021A 5.00%, 08/15/2056	3,425	3,798,152
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2031	3,240	3,717,516
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015A 5.00%, 12/01/2035	2,000	2,228,160
5.125%, 12/01/2045	4,500	4,977,632

		85,135,919

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,301,313

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group Inc. (The)) Series 2012 5.00%, 09/01/2042	825	867,164

	Principal Amount (000)	U.S. $ Value

Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2032	$2,150	$2,259,882
Series 2017A 5.00%, 09/01/2034-09/01/2037	19,955	28,750,292

		31,877,338

Nevada – 0.8%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037-09/01/2047	3,935	4,761,528
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	24,000	4,285,382
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	3,540	3,702,307
Clark County School District Series 2017C 5.00%, 06/15/2033-06/15/2035(b)	13,410	16,556,293
5.00%, 06/15/2036	3,700	3,932,618
AGM Series 2019B 3.00%, 06/15/2037	5,185	5,706,329
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2040	1,800	2,054,606
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,890	2,057,199
Tahoe-Douglas Visitors Authority 5.00%, 07/01/2040-07/01/2051	8,050	9,430,211

		52,486,473

New Hampshire – 0.9%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020A 3.625%, 07/01/2043(a)	1,960	2,099,086
Series 2020B 3.75%, 07/01/2045(a)	3,525	3,790,347
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2020-1 4.125%, 01/20/2034	21,418	26,046,439
New Hampshire Health and Education Facilities Authority Act Series 2012 5.00%, 01/01/2042 (Pre-refunded/ETM)	2,940	2,999,195
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020A 5.00%, 08/01/2059	15,080	24,943,223

		59,878,290

	Principal Amount (000)	U.S. $ Value

New Jersey – 8.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 4.00%, 06/15/2038-06/15/2050	$8,300	$9,880,311
Series 2013 5.00%, 03/01/2030	3,455	3,707,547
Series 2014P 5.00%, 06/15/2029	5,000	5,635,589
Series 2017A 5.00%, 07/01/2033	1,640	1,956,000
Series 2017D 5.00%, 06/15/2033-06/15/2042	7,520	9,073,923
Series 2018A 5.00%, 06/15/2042-06/15/2047	5,885	7,158,412
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) 5.00%, 11/01/2033	3,770	4,816,491
Series 2020 4.00%, 11/01/2044	3,450	4,021,534
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,660	12,467,279
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) 5.00%, 06/15/2030-06/15/2037	7,740	9,925,744
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018C 5.00%, 06/15/2042	7,085	8,631,037
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 06/15/2043	735	758,227
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2000B 5.625%, 11/15/2030	1,475	1,653,775
Series 2012 5.25%, 09/15/2029	8,270	8,723,650
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 4.00%, 07/01/2050	1,805	2,100,372
5.00%, 07/01/2045	4,460	5,614,606
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,300	1,595,433

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2036-07/01/2042	$8,645	$10,563,213
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,305,455
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	2,040	2,309,318
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2030	45,225	53,812,040
Series 2018A 5.00%, 06/15/2029-06/15/2031	38,885	46,086,132
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2034-06/15/2046	8,495	10,648,561
Series 2014A 5.00%, 06/15/2038	1,000	1,118,759
Series 2015A 5.00%, 06/15/2045	8,450	9,733,305
Series 2018A 5.00%, 12/15/2030-12/15/2036	54,405	68,608,865
Series 2019B 4.00%, 06/15/2036-06/15/2037	2,715	3,168,159
5.00%, 06/15/2032	3,480	4,402,200
Series 2020A 4.00%, 06/15/2050	10,000	11,779,168
Series 2022A 4.00%, 06/15/2042(c)	3,000	3,443,973
5.00%, 06/15/2030-06/15/2033(c)	25,250	32,431,882
New Jersey Turnpike Authority Series 2013A 5.00%, 01/01/2027 (Pre-refunded/ETM)	2,500	2,612,473
Series 2015E 5.00%, 01/01/2033-01/01/2045(b)	15,400	17,711,698
Series 2016A 5.00%, 01/01/2033	6,500	7,732,504
Series 2017A 5.00%, 01/01/2033-01/01/2034(b)	15,000	18,342,224
Series 2017B 5.00%, 01/01/2032-01/01/2033	13,540	17,064,274
Series 2019A 5.00%, 01/01/2048(b)	11,320	14,133,224
State of New Jersey 4.00%, 06/01/2031	31,040	39,168,237

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2031	$1,425	$1,795,535
Series 2018B 5.00%, 06/01/2046	91,835	109,785,032

		585,476,161

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) 5.00%, 05/15/2039-05/15/2049	2,180	2,482,762
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	1,060	1,100,928
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019L 5.00%, 07/01/2039-07/01/2049	6,615	7,646,021

		11,229,711

New York – 9.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	34,700	39,725,604
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2034	2,240	2,477,944
City of New York NY Series 2018E 5.00%, 03/01/2037-03/01/2038(b)	17,500	21,763,267
Series 2020A 5.00%, 08/01/2030-08/01/2033(b)	42,875	57,586,665
Dutchess County Local Development Corp. (Bard College) Series 2020A 5.00%, 07/01/2045-07/01/2051(a)	20,500	25,424,774
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2046	13,520	16,070,490
Metropolitan Transportation Authority 4.00%, 11/15/2045	3,000	3,514,294
5.00%, 11/15/2029-11/15/2033	3,300	4,328,785
Series 2012F 5.00%, 11/15/2030	2,540	2,679,641
Series 2013D 5.00%, 11/15/2043	2,000	2,168,434
Series 2013E 5.00%, 11/15/2032	4,425	4,826,653
Series 2015B 5.00%, 11/15/2032	3,715	4,275,204
Series 2015C 5.00%, 11/15/2027	1,110	1,313,487
5.25%, 11/15/2030	4,000	4,736,772

	Principal Amount (000)	U.S. $ Value

Series 2015D 5.00%, 11/15/2031-11/15/2034	$11,915	$13,925,739
Series 2016A 5.00%, 11/15/2026-11/15/2032	5,590	6,691,814
Series 2016C 4.00%, 11/15/2026	1,705	1,998,954
Series 2016D 5.00%, 11/15/2027-11/15/2029	7,445	9,057,720
Series 2017A 5.00%, 11/15/2026	1,525	1,866,943
Series 2017B 5.00%, 11/15/2027	1,185	1,485,331
Series 2017C 5.00%, 11/15/2025-11/15/2033	35,175	44,215,450
Series 2018B 5.00%, 11/15/2028	1,340	1,720,132
Series 2019A 5.00%, 11/15/2048	3,075	3,517,105
Series 2019C 5.00%, 11/15/2038	380	483,365
Series 2020A 5.00%, 11/15/2045-11/15/2047	5,595	7,305,301
Series 2020C 4.75%, 11/15/2045	3,000	3,701,545
5.00%, 11/15/2050	7,000	8,756,245
5.25%, 11/15/2055	2,000	2,521,139
Series 2020D 5.00%, 11/15/2043	5,000	6,388,177
Series 2020E 5.00%, 11/15/2030-11/15/2032	3,595	4,790,739
Series 2021A 4.00%, 11/15/2047	28,500	33,525,103
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2050	6,520	7,386,685
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) 5.00%, 06/01/2059(a)	1,080	1,276,986
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 01/01/2032	75	60,000
6.70%, 01/01/2049	444	355,225
Series 2014B 5.50%, 07/01/2020	57	45,939
Series 2014C 2.00%, 01/01/2049(e) (h)	514	5
New York City Housing Development Corp. Series 2020A 2.55%, 08/01/2040	3,645	3,753,130
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	30,000	5,306,766
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	100	102,632

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	$5,765	$8,416,954
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.80%, 09/15/2069	2,620	2,734,955
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030-12/01/2034(a)	4,200	5,120,117
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	13,000	13,395,301
2.252%, 03/15/2032(b)	13,000	13,427,675
New York State Thruway Authority AGM Series 2012I 5.00%, 01/01/2037 (Pre-refunded/ETM)	2,000	2,040,774
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 01/01/2041	3,800	4,500,828
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	51,325	63,677,526
Series 2020 4.00%, 10/01/2030	23,150	28,076,190
4.375%, 10/01/2045	35,385	42,551,198
New York Transportation Development Corp. (Empire State Thruway Partners LLC) 4.00%, 04/30/2053	2,670	3,149,788
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041-07/01/2046	33,055	37,183,136
5.25%, 01/01/2050	13,885	15,720,814
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(a)	6,045	6,387,817
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	1,055	1,068,214
Port Authority of New York & New Jersey Series 2012 5.00%, 10/01/2034	3,900	4,022,207
Series 2013178 5.00%, 12/01/2033	5,000	5,521,543
Triborough Bridge & Tunnel Authority Series 2020A 5.00%, 11/15/2054	3,000	3,886,679

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021A 2.591%, 05/15/2036(b)	$4,000	$4,159,544
2.917%, 05/15/2040(b)	10,000	10,353,009
TSASC, Inc./NY Series 2017A 5.00%, 06/01/2041	1,560	1,840,649
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	875,363
5.25%, 09/15/2042-09/15/2053	2,330	2,365,039
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	3,840	4,042,974
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	4,230	4,918,178

		650,566,656

North Carolina – 0.4%
County of New Hanover NC Series 2017 5.00%, 10/01/2042 (Pre-refunded/ETM)	4,750	5,969,720
5.00%, 10/01/2047 (Pre-refunded/ETM)	1,080	1,357,326
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	5,418,372
5.00%, 07/01/2045	1,000	1,084,416
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,435,565
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2015A 5.00%, 09/01/2037	1,735	1,888,506
Series 2017 5.00%, 09/01/2046	1,000	1,083,708
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	6,128,835

		25,366,448

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	5,195	5,359,642
7.00%, 12/15/2043(a)	5,390	5,566,737

	Principal Amount (000)	U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2048-06/01/2053	$10,230	$11,774,464

		22,700,843

Ohio – 5.4%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) 3.00%, 11/15/2040	4,500	4,735,043
4.00%, 11/15/2036-11/15/2038	2,550	3,076,751
American Municipal Power, Inc. Series 2016A 5.00%, 02/15/2041-02/15/2046	10,000	11,830,020
Buckeye Tobacco Settlement Financing Authority Series 2020A 4.00%, 06/01/2048	2,000	2,339,818
Series 2020B 5.00%, 06/01/2055	178,935	210,445,686
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,765	4,582,284
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	3,735	4,541,550
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	10,390	12,482,804
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042-02/15/2052	12,170	14,176,782
5.25%, 02/15/2047	12,860	15,164,814
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	3,940	3,994,106
Series 2013 5.625%, 07/01/2047	2,300	2,319,941
County of Hamilton OH (UC Health Obligated Group) 5.00%, 09/15/2050	18,425	23,116,189
County of Hardin OH (Ohio Northern University) 5.25%, 05/01/2040	500	547,241
5.50%, 05/01/2050	1,000	1,093,078
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.125%, 12/01/2049	2,210	2,439,322
County of Montgomery OH (Trousdale Foundation Obligated Group) 6.00%, 04/01/2038(a)	2,000	996,880
Series 2018A 6.25%, 04/01/2049(a)	10,105	5,033,096
County of Ross OH (Adena Health System Obligated Group) 5.00%, 12/01/2049	6,000	7,470,916

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	$5,305	$5,332,224
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	7,480	7,659,566
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	1,780	1,989,634
Ohio Higher Educational Facility Commission (Kenyon College) 5.00%, 07/01/2038-07/01/2042	9,690	12,288,450
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	9,565	9,794,618

		367,450,813

Oklahoma – 0.5%
Comanche County Memorial Hospital 5.00%, 07/01/2022	780	806,522
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2044-08/01/2049	15,630	18,954,153
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	14,170	17,559,375

		37,320,050

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) 2.75%, 11/15/2025	1,000	1,004,956
Series 2020A 5.125%, 11/15/2040	750	838,066
5.375%, 11/15/2055	1,300	1,454,450
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 5.00%, 08/15/2045-08/15/2050	10,000	12,878,187
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020I 5.00%, 10/01/2040	1,750	2,210,905
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021B 1.75%, 11/15/2026	1,400	1,403,249

		19,789,813

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 6.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2034-04/01/2036	$33,535	$41,602,415
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	2,270	2,645,801
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	1,455	1,491,097
Bensalem Township School District Series 2013 5.00%, 06/01/2029 (Pre-refunded/ETM)	8,570	9,543,980
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2048	1,000	1,127,308
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) 5.00%, 07/01/2031-07/01/2054	6,150	7,695,028
Series 2021 4.00%, 07/01/2051	5,000	5,722,504
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,503,850
6.00%, 10/01/2048	9,000	10,067,801
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)	1,048	1,247,461
City of Philadelphia PA Series 2017 5.00%, 08/01/2029-08/01/2031	12,110	15,053,939
Series 2019B 5.00%, 02/01/2035-02/01/2038	11,300	14,491,100
AGM Series 2017A 5.00%, 08/01/2033-08/01/2034	13,000	15,994,267
City of Philadelphia PA Water & Wastewater Revenue 2.189%, 01/07/2032(b)	3,725	3,837,104
2.289%, 01/07/2033(b)	3,060	3,150,280
Series 2017A 5.00%, 10/01/2035-10/01/2036	5,105	6,398,291
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 07/01/2038	1,120	1,371,478
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 5.00%, 07/01/2044	6,885	8,730,749
Series 2016A 4.00%, 07/01/2035	10,000	11,353,172
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046-06/01/2051	3,375	3,682,952

	Principal Amount (000)	U.S. $ Value

Cumberland County Municipal Authority Series 2021 5.25%, 01/01/2041 (Pre-refunded/ETM)	$180	$183,771
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) 5.00%, 01/01/2045	1,815	2,010,029
Series 2012 5.25%, 01/01/2041	820	829,375
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(b)	10,000	12,731,933
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040-03/01/2050	900	1,033,094
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	1,500	1,686,776
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) 4.00%, 09/01/2049	5,900	6,850,269
5.00%, 09/01/2051	2,300	2,869,314
Series 2018 5.00%, 09/01/2035	3,600	4,527,716
Montgomery County Industrial Development Authority/PA Series 2010 6.50%, 12/01/2025 (Pre-refunded/ETM)	200	204,146
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 4.00%, 11/15/2043	500	583,048
5.00%, 11/15/2045	1,560	1,905,492
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.00%, 01/01/2030	1,040	1,128,745
5.25%, 01/01/2040	4,740	5,136,078
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	5,135	5,561,530
6.00%, 07/01/2045	2,000	2,159,946
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 03/01/2042	265	270,900
Series 2016A 5.00%, 03/01/2037	2,925	3,324,468
Series 2016B 5.25%, 03/01/2031-03/01/2037	2,310	2,701,689

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	$2,330	$2,426,673
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2041	1,620	1,701,137
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,830	3,323,825
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) 3.00%, 01/01/2022-01/01/2023	1,115	1,140,752
4.00%, 01/01/2027-01/01/2032	3,180	3,725,235
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 4.00%, 04/15/2036-04/15/2040(b)	24,530	29,508,921
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,196,091
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2037	4,000	4,722,034
Series 2017B 5.00%, 06/01/2035-06/01/2036	12,850	15,673,595
Series 2018A 5.00%, 12/01/2043	10,000	12,553,624
Series 2019A 5.00%, 12/01/2038-12/01/2044	9,180	11,826,113
Series 2021B 4.00%, 12/01/2040-12/01/2046	10,875	13,176,999
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035	1,000	1,248,852
Philadelphia Authority for Industrial Development (MaST Community Charter School II) 5.00%, 08/01/2040-08/01/2050	2,025	2,483,896
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050-08/01/2054	8,560	10,445,672
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) 5.00%, 06/15/2050(a)	1,700	1,994,884
Philadelphia Gas Works Co. 5.00%, 08/01/2042	5,000	6,058,300

	Principal Amount (000)	U.S. $ Value

School District of Philadelphia (The) Series 2015A 5.00%, 09/01/2034-09/01/2035	$2,615	$3,068,156
Series 2016F 5.00%, 09/01/2033-09/01/2036	4,000	4,824,145
Series 2018A 5.00%, 09/01/2034-09/01/2038	4,000	5,013,012
Series 2018B 5.00%, 09/01/2043	3,000	3,716,033
Series 2019A 4.00%, 09/01/2037-09/01/2039	5,530	6,608,708
5.00%, 09/01/2044(b)	17,900	22,513,648
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 01/01/2051-01/01/2057(a)	12,110	10,060,299
Series 2016B 6.08%, 01/01/2026(a)	725	715,196
Series 2016C Zero Coupon, 01/01/2036(a)	2,945	1,153,657
Series 2016D Zero Coupon, 01/01/2057(g)	58,055	3,483,300
State Public School Building Authority AGM 5.00%, 12/01/2029 (Pre-refunded/ETM)	220	271,592
5.00%, 12/01/2029-12/01/2030	8,525	10,425,228
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038-08/01/2043	8,435	9,934,356

		427,402,829

Puerto Rico – 4.7%
Children’s Trust Fund Series 2005A Zero Coupon, 05/15/2050	8,370	1,329,600
Series 2008A Zero Coupon, 05/15/2057	251,000	16,877,616
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023(e) (h)	2,510	2,387,638
Series 2011A 5.75%, 07/01/2024(e) (h)	2,810	2,623,838
Series 2012A 5.50%, 07/01/2039(e) (h)	3,490	3,149,725
5.75%, 07/01/2028(e) (h)	1,350	1,221,750
AGC Series 2001A 5.50%, 07/01/2029	670	784,524
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	8,726	8,158,511
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 07/01/2024	5,235	5,761,908

	Principal Amount (000)	U.S. $ Value

Series 2012A 4.25%, 07/01/2025	$8,140	$8,433,834
5.00%, 07/01/2022-07/01/2033	9,700	10,109,257
5.125%, 07/01/2037	1,155	1,205,882
5.25%, 07/01/2029-07/01/2042	12,060	12,604,993
5.50%, 07/01/2028	4,090	4,284,125
5.75%, 07/01/2037	2,985	3,133,464
6.00%, 07/01/2047	2,845	2,992,968
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032-07/01/2037(e) (h)	22,285	21,811,443
Series 2008W 5.25%, 07/01/2033(e) (h)	1,000	982,500
5.50%, 07/01/2036(e) (h)	10,490	10,345,762
Series 2010A 5.25%, 07/01/2029-07/01/2030(e) (h)	3,990	3,920,175
Series 2010C 5.00%, 07/01/2021(i)	1,735	1,698,131
Series 2010D 5.00%, 07/01/2022	1,050	1,030,313
5.00%, 07/01/2022(e) (h)	950	929,813
Series 2010X 5.25%, 07/01/2040(e) (h)	12,605	12,384,412
5.75%, 07/01/2036(e) (h)	7,375	7,301,250
Series 2010Z 5.25%, 07/01/2024-07/01/2025(e) (h)	3,185	3,129,263
Series 2012A 5.00%, 07/01/2029-07/01/2042(e) (h)	4,250	4,159,688
AGM Series 2007U 5.00%, 07/01/2023	1,050	1,079,258
AGM Series 2007V 5.25%, 07/01/2031	25,380	29,794,267
NATL Series 2007V 5.25%, 07/01/2029	5,965	6,416,800
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	8,600	9,860,978
AGC Series 2007C 5.50%, 07/01/2031	1,235	1,445,571
AGC Series 2007N 5.25%, 07/01/2036	825	929,159
AGM Series 2007C 5.25%, 07/01/2036	1,800	2,027,569
NATL Series 2007 5.50%, 07/01/2028	1,000	1,091,532
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	23,735	24,506,387
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	335	340,025

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	$16,536	$6,295,009
Series 2019A 4.329%, 07/01/2040	15,975	18,154,935
4.55%, 07/01/2040	1,198	1,378,387
5.00%, 07/01/2058	54,251	63,258,294

		319,330,554

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017A 5.00%, 05/15/2028-05/15/2029	2,000	2,478,250

South Carolina – 1.5%
South Carolina Jobs-Economic Development Authority 4.00%, 06/01/2036-06/01/2046	2,150	2,324,991
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2046	9,595	12,335,478
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	5,000	5,263,466
6.50%, 06/01/2051(a)	3,500	3,681,219
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043	1,000	1,018,487
5.125%, 05/01/2048	1,000	1,019,050
South Carolina Public Service Authority Series 2013A 5.00%, 12/01/2038	575	634,621
Series 2013B 5.00%, 12/01/2038	810	893,988
Series 2014A 5.00%, 12/01/2049	11,820	13,235,389
Series 2014B 5.00%, 12/01/2038	1,160	1,298,962
Series 2014C 5.00%, 12/01/2036-12/01/2046	3,495	3,986,359
Series 2015A 5.00%, 12/01/2050	5,000	5,770,181
Series 2016A 5.00%, 12/01/2034-12/01/2036	4,815	5,762,881
Series 2016B 5.00%, 12/01/2037-12/01/2056	38,780	46,761,007

		103,986,079

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.4%
County of Lincoln SD (Augustana College Association (The)) 4.00%, 08/01/2056-08/01/2061	$5,375	$6,017,795
South Dakota Health & Educational Facilities Authority Series 2017 5.00%, 09/01/2040(b)	15,035	18,191,538
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2033(b)	3,260	3,950,845

		28,160,178

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	9,080	9,060,969
5.125%, 12/01/2042(a)	19,270	18,861,014
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038	1,000	1,180,836
5.00%, 08/01/2044-08/01/2049	11,260	14,081,688
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	5,250	5,455,468
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	5,040	2,510,322
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,922,684
Series 2017A 5.00%, 07/01/2048	2,335	2,845,866
Shelby County Health Educational & Housing Facilities Board Series 2012 5.25%, 12/01/2042 (Pre-refunded/ETM)	1,000	1,067,344
5.375%, 12/01/2047 (Pre-refunded/ETM)	800	855,201
Tennergy Corp./TN (Morgan Stanley) Series 2021A 4.00%, 12/01/2051	25,000	30,065,697

		88,907,089

	Principal Amount (000)	U.S. $ Value

Texas – 5.4%
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021A 4.00%, 08/15/2036-08/15/2046	$1,195	$1,320,254
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042 (Pre-refunded/ETM)	3,500	3,743,322
Series 2015A 5.00%, 01/01/2045	4,905	5,646,064
Series 2016 5.00%, 01/01/2033-01/01/2046	12,965	15,225,929
Series 2020A 5.00%, 01/01/2044-01/01/2049	6,170	7,779,869
Series 2021C 5.00%, 01/01/2027	7,000	8,314,410
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2037	6,800	7,590,589
City of Austin TX Airport System Revenue Series 2019B 5.00%, 11/15/2039	1,000	1,277,514
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	2,194,624
City of Houston TX Airport System Revenue (United Airlines, Inc.) 5.00%, 07/01/2027-07/15/2027	4,250	5,091,041
Series 2014 5.00%, 07/01/2029	16,960	18,678,898
Series 2015B 5.00%, 07/15/2030-07/15/2035	2,960	3,323,782
Series 2018 5.00%, 07/15/2028	22,875	27,749,809
City of San Antonio TX Electric & Gas Systems Revenue Series 2021A 5.00%, 02/01/2046	5,000	6,477,235
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	530	548,690
Series 2013 6.00%, 08/15/2043	1,000	1,094,418
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	1,650	1,711,617
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 09/01/2044	3,150	3,517,369
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	5,340	5,713,546

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	$7,305	$8,602,418
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,410	26,835,615
New Hope Cultural Education Facilities Finance Corp. Series 2017A 5.00%, 04/01/2037 (Pre-refunded/ETM)	2,050	2,546,136
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	7,820	5,761,620
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018A 5.50%, 07/01/2054	4,500	4,824,580
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2040-01/01/2055	3,800	4,239,253
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	4,940	5,612,155
North Texas Education Finance Corp. Series 2012A 5.125%, 12/01/2042 (Pre-refunded/ETM)	280	291,495
North Texas Tollway Authority (North Texas Tollway System) Series 2014B 5.00%, 01/01/2031	8,975	9,938,503
Series 2015A 5.00%, 01/01/2035	7,000	8,010,230
Series 2017B 5.00%, 01/01/2033-01/01/2043	7,400	8,937,259
Series 2020 3.079%, 01/01/2042	4,990	5,165,358
Series 2021 3.011%, 01/01/2043(b)	7,500	7,788,542
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	3,315	3,437,342
Red River Health Facilities Development Corp. Series 2011A 8.00%, 11/15/2046 (Pre-refunded/ETM)	1,790	1,829,361
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/2044	1,315	1,464,774
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.50%, 01/01/2032	1,740	1,763,824

	Principal Amount (000)	U.S. $ Value

Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038(e) (f) (h)	$2,180	$545,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(e) (h)	200	110,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.25%, 11/15/2047	1,115	1,041,222
Series 2015A 5.00%, 11/15/2045	3,540	3,207,383
Series 2015B 5.00%, 11/15/2030	4,000	3,990,881
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	6,475	6,933,574
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044-10/01/2049	5,350	5,893,429
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	8,735	10,297,030
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,255	1,430,290
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) 4.00%, 12/31/2037-12/31/2039	9,100	10,750,805
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	59,005	73,230,852
Series 2013 6.75%, 06/30/2043	3,600	4,070,110
Texas Transportation Commission 5.00%, 08/01/2057	7,500	8,837,881
Uptown Development Authority Series 2017A 5.00%, 09/01/2035	1,015	1,173,939

		365,559,841

Utah – 0.6%
City of Salt Lake City UT Airport Revenue Series 2018A 5.00%, 07/01/2048(b)	7,245	8,818,500
Series 2021A 4.00%, 07/01/2040(c)	3,000	3,605,463

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2037-07/01/2046(c)	$20,000	$25,972,154

		38,396,117

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2013 4.625%, 04/01/2036(a)	1,100	1,318,830
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	200	205,204

		1,524,034

Virginia – 1.0%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2038-07/01/2045	4,620	5,556,269
5.00%, 07/01/2036	850	1,116,736
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,066,099
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,000	1,192,878
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	1,030	1,038,238
Fairfax County Economic Development Authority Series 2013A 5.00%, 12/01/2047 (Pre-refunded/ETM)	1,955	2,172,332
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	7,490	7,532,664
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2045(a)	1,110	1,198,561
Series 2015B 5.25%, 07/01/2035(a)	1,000	1,101,052
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	16,405	17,120,104
5.50%, 01/01/2042	3,580	3,742,834
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	2,250	2,710,571

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 4.00%, 01/01/2051	$18,500	$20,949,751

		66,498,089

Washington – 2.3%
Kalispel Tribe of Indians Series 2018A 5.25%, 01/01/2038(a)	750	903,309
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/2030	2,235	2,356,398
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	9,000	10,552,131
Port of Seattle WA 5.00%, 04/01/2044	3,380	4,154,211
Series 2015C 5.00%, 04/01/2033	5,035	5,689,579
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2037-08/01/2044	19,885	25,023,415
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017A 5.00%, 07/01/2035	2,350	2,911,303
Series 2017B 5.00%, 07/01/2034	1,855	2,301,053
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 4.00%, 09/01/2045-09/01/2050	5,490	6,527,178
5.00%, 09/01/2039-09/01/2050	5,725	7,437,764
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033-08/15/2037	18,005	21,435,361
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	19,340	23,077,231
Washington State Housing Finance Commission Series 2012A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	3,550	3,816,451
Series 2021-1 0.725%, 12/20/2035	15,000	943,475
Series 2021A 3.50%, 12/20/2035	19,585	23,117,864
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2031-01/01/2046(a)	2,790	3,104,190

	Principal Amount (000)	U.S. $ Value

Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	$11,855	$13,452,146
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	3,215	3,626,209

		160,429,268

West Virginia – 0.1%
Tobacco Settlement Finance Authority/WV
Series 2020 4.875%, 06/01/2049	3,000	3,146,036
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	4,035	4,306,675
West Virginia Hospital Finance Authority Series 2013A 5.50%, 06/01/2044 (Pre-refunded/ETM)	2,100	2,303,359

		9,756,070

Wisconsin – 1.6%
UMA Education, Inc. 5.00%, 10/01/2039(a)	5,035	6,154,321
Series 2019 5.00%, 10/01/2034(a)	15,970	19,709,494
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 5.00%, 08/15/2052(b)	20,345	24,610,024
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM 3.00%, 02/15/2038	1,035	1,130,015
4.00%, 02/15/2036-02/15/2037	2,650	3,171,763
5.00%, 02/15/2028-02/15/2031	3,500	4,538,747
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group) 5.00%, 07/01/2044	1,000	1,182,416
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2039-11/01/2054	3,690	3,997,041
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) 4.00%, 12/15/2035-12/15/2038	7,405	8,902,874
Wisconsin Public Finance Authority (21st Century Public Academy) 5.00%, 06/01/2049(a)	1,340	1,464,204
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) 4.00%, 11/15/2037	600	708,796
5.00%, 11/15/2041	1,500	1,844,391

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) 4.00%, 07/01/2046-07/01/2051	$2,775	$3,240,223
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	3,716,228
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,741,615
5.00%, 01/01/2038-01/01/2040	1,750	2,221,616
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) 5.00%, 01/01/2045	2,030	2,459,550
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	2,060	2,330,225
Series 2016D 4.05%, 11/01/2030	720	806,220
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	2,650	3,081,788
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017A 5.25%, 05/15/2037-05/15/2047(a)	3,225	3,571,533
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(a)	1,550	1,740,173
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014A 5.75%, 11/15/2044(a)	1,000	1,093,522
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2040-04/01/2050(a)	4,650	5,598,541
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 09/01/2030(a)	545	598,529

		109,613,849

Total Municipal Obligations (cost $6,377,818,893)		6,977,302,832

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 5.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(j) (k) (l) (cost $398,247,548)	398,247,548	$398,247,548

Total Investments – 107.9% (cost $6,776,066,441)(m)		7,375,550,380
Other assets less liabilities – (7.9)%		(542,768,417)

Net Assets – 100.0%		$6,832,781,963

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	90,795	01/15/2025	2.565%	CPI#	Maturity	$2,718,778	$—	$2,718,778
USD	45,398	01/15/2025	2.613%	CPI#	Maturity	1,267,508	—	1,267,508
USD	45,397	01/15/2025	2.585%	CPI#	Maturity	1,320,698	—	1,320,698
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	62,654,708	—	62,654,708
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	28,253,254	—	28,253,254
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	7,985,889	—	7,985,889
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	7,878,292	—	7,878,292
USD	29,490	02/15/2041	CPI#	2.553%	Maturity	285,773	—	285,773
USD	22,051	02/15/2041	CPI#	2.500%	Maturity	(74,044)	—	(74,044)
USD	21,699	02/15/2041	CPI#	2.505%	Maturity	(46,270)	—	(46,270)
USD	57,880	02/15/2046	CPI#	2.391%	Maturity	(1,394,453)	—	(1,394,453)

						$110,850,133	$—	$110,850,133

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	250,000	10/15/2024	3 Month LIBOR	1.582%	Quarterly/ Semi-Annual	$9,736,597	$—	$9,736,597
USD	46,600	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	1,644,591	—	1,644,591
USD	146,650	01/16/2025	3 Month LIBOR	1.623%	Quarterly/ Semi-Annual	5,484,684	—	5,484,684
USD	250,000	01/15/2028	1.068%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,633,328)	—	(1,633,328)
USD	200,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,396,267)	—	(1,396,267)
USD	300,000	02/15/2031	1.537%	3 Month LIBOR	Semi-Annual/ Quarterly	(8,827,442)	—	(8,827,442)
USD	68,000	04/14/2034	1.080%	3 Month LIBOR	Semi-Annual/ Quarterly	2,682,795	—	2,682,795
USD	63,810	04/14/2034	1.022%	3 Month LIBOR	Semi-Annual/ Quarterly	2,972,297	—	2,972,297
USD	40,000	04/15/2044	1.281%	3 Month LIBOR	Semi-Annual/ Quarterly	2,793,254	—	2,793,254
USD	40,000	04/15/2044	0.768%	3 Month LIBOR	Semi-Annual/ Quarterly	6,930,641	—	6,930,641
USD	25,000	04/15/2044	0.755%	3 Month LIBOR	Semi-Annual/ Quarterly	4,399,766	—	4,399,766
USD	25,000	04/15/2044	0.931%	3 Month LIBOR	Semi-Annual/ Quarterly	3,511,742	—	3,511,742
USD	77,000	02/15/2046	3 Month LIBOR	2.210%	Quarterly/ Semi-Annual	9,504,237	—	9,504,237
USD	33,000	02/15/2046	3 Month LIBOR	2.112%	Quarterly/ Semi-Annual	3,365,016	—	3,365,016

						$41,168,583	$—	$41,168,583

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.120%	SIFMA*	Quarterly	$(1,233,992)	$—	$(1,233,992)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	(1,257,264)	—	(1,257,264)

							$(2,491,256)	$—	$(2,491,256)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $754,711,957 or 11.0% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(e)	Defaulted.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039	11/22/2013	$1,973,785	$28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023	07/31/2014	868,863	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038	08/31/2012	2,194,566	545,000	0.01%

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 5.75%, 11/15/2036	12/18/2015	$522,497	$511,730	0.00%
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2051	12/18/2015	4,844,151	2,931,933	0.05%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016D Zero Coupon, 01/01/2057	11/29/2017	6,028,500	3,483,300	0.05%

(h)	Non-income producing security.
(i)	Defaulted matured security.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $784,293,421 and gross unrealized depreciation of investments was $(35,282,022), resulting in net unrealized appreciation of $749,011,399.

As of July 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$6,977,302,832	$—	$6,977,302,832
Short-Term Investments	398,247,548	—	—	398,247,548
Liabilities:
Floating Rate Notes(a)	(506,735,000)	—	—	(506,735,000)

Total Investments in Securities	(108,487,452)	6,977,302,832	—	6,868,815,380
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	112,364,900	—	112,364,900
Centrally Cleared Interest Rate Swaps	—	53,025,620	—	53,025,620
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,514,767)	—	(1,514,767)
Centrally Cleared Interest Rate Swaps	—	(11,857,037)	—	(11,857,037)
Interest Rate Swaps	—	(2,491,256)	—	(2,491,256)

Total	$(108,487,452)	$7,126,830,292	$—	$7,018,342,840

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2021 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$203,340	$445,466	$250,558	$398,248	$7